Contract Liabilities - Additional Information (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Contract Liabilities [Line Items]
Revenue recognized from contract liabilities	€ 13.3	€ 10.5	€ 0.4
Bottom of range [member]
Contract Liabilities [Line Items]
Expected revenue recognition period from non-current contract liabilities .	1 year
Top of range [member]
Contract Liabilities [Line Items]
Expected revenue recognition period from non-current contract liabilities .	3 years